Principal Activities and Reorganization (Narrative) (Details) In Thousands, except Share data, unless otherwise specified							0 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 14, 2014 Shandong Fuhua	Aug. 14, 2013 Admionistration Company	May 14, 2014 Admionistration Company	May 12, 2014 Shandong SNTON	Mar. 25, 2014 Shandong SNTON USD ($)	Mar. 25, 2014 Shandong SNTON CNY	Apr. 23, 2009 Fuwei Films USA, LLC [Member] USD ($)
Principal Activities And Reorganization [Line Items]
Registered Capital												$ 10
Total investment amount	62,553	388,119	459,548	518,434	572,871							100
Equity interest held by parent												60.00%
Equity interest held by partner												40.00%
Shares holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction							6,912,503
Percentage That holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction							52.90%
Shares Sold Through Public Auction									6,912,503	6,912,503	6,912,503
Percentage Of Ownership Acquired Through Auction									52.90%	52.90%	52.90%
Amount Of Shares Sold Through Public Auction										$ 16,573	101,800
Sale of Stock, Price Per Share										$ 2.40
Transfer Of Ownership								12.55%
Indirectly Owns Ownership Through Transfer						12.55%